Investment Strategy	Feb. 28, 2026
Academy Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Academy Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Agency Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Agency Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Agency Shares [Member] | JPMorgan Liquid Assets Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
Agency Shares [Member] | JPMorgan Municipal Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
Capital Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Capital Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Capital Shares [Member] | JPMorgan Liquid Assets Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
Digital Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Empower Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Empower Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
IM Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
IM Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Institutional Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Institutional Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Institutional Shares [Member] | JPMorgan Liquid Assets Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
Institutional Shares [Member] | JPMorgan Municipal Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
Investor Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Investor Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Investor Shares [Member] | JPMorgan Liquid Assets Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
Morgan Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Morgan Shares [Member] | JPMorgan Municipal Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
Morgan C Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Morgan C Shares [Member] | JPMorgan Liquid Assets Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
Premier Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Premier Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Premier Shares [Member] | JPMorgan Liquid Assets Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
Premier Shares [Member] | JPMorgan Municipal Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
Reserve Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Reserve Shares [Member] | JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and ●repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above carry different interest rates, maturities and issue dates.
Reserve Shares [Member] | JPMorgan Liquid Assets Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders. The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in: ●high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, ●debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, ●securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), ●asset-backed securities, ●repurchase agreements, and ●taxable municipal obligations.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.
Service Shares [Member] | JPMorgan U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
Service Shares [Member] | JPMorgan Municipal Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. Applicable Money Market Fund Regulations Under the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF. Liquidity Fees The Fund’s policies and procedures permit the Fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the adviser, as the delegate of the Board, determines it is in the best interests of the Fund. Further Developments The Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities. The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations. For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.